Loans	12 Months Ended
Dec. 31, 2013
Loans Receivable, Net [Abstract]
Loans
LOANS

The following summarizes the Company’s major classifications for loans (in thousands):

	December 31, 2013	December 31, 2012

Residential real estate	$1,207,150	$1,031,435
Home equity – junior liens	143,390	143,110
Commercial and industrial	164,484	108,739
Commercial real estate	1,040,866	821,970
Consumer	46,402	36,564
DDA overdrafts	3,905	4,551
Gross loans	2,606,197	2,146,369
Allowance for loan losses	(20,575)	(18,809)
Net loans	$2,585,622	$2,127,560

Construction loans of $17.3 million and $15.4 million are included within residential real estate loans at December 31, 2013 and December 31, 2012, respectively.  Construction loans of $24.0 million and $15.4 million are included within commercial real estate loans at December 31, 2013 and December 31, 2012, respectively.  The Company’s commercial and residential real estate construction loans are primarily secured by real estate within the Company’s principal markets.  These loans were originated under the Company’s loan policy, which is focused on the risk characteristics of the loan portfolio, including construction loans.  Adequate consideration has been given to these loans in establishing the Company’s allowance for loan losses.

The following table details the loans acquired in conjunction with the Virginia Savings and Community acquisitions (in thousands):

	Virginia Savings	Community	Total
December 31, 2013
Outstanding loan balance	$48,833	$279,890	$328,723

Credit-impaired loans:
Carrying value	3,182	26,330	29,512
Contractual principal and interest	3,932	38,566	42,498

December 31, 2012
Outstanding loan balance	$65,219	$—	$65,219

Credit-impaired loans:
Carrying value	7,018	—	7,018
Contractual principal and interest	10,759	—	10,759

Changes in the accretable yield and the carrying amount of the credit-impaired loans for the year December 31, 2013 is as follows (in thousands):

	Virginia Savings		Community		Total
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
Balance at the beginning of the period	$1,823	$7,018	$—	$—	$1,823	$7,018
Acquired	—	—	5,469	30,756	5,469	30,756
Additions	9	17	596	5,281	605	5,298
Accretion	(901)	901	(2,575)	2,575	(3,476)	3,476
Net reclassifications to accretable from non-accretable	1,088	—	7,358	—	8,446	—
Payments received, net	—	(4,725)	—	(12,282)	—	(17,007)
Disposals	(1,321)	(29)	(459)	—	(1,780)	(29)
Balance at the end of period	$698	$3,182	$10,389	$26,330	$11,087	$29,512

Increases in expected cash flow subsequent to the acquisition are recognized first as a reduction of any previous impairment, then prospectively through adjustment of the yield on the loans or pools over its remaining life, while decreases in expected cash flows are recognized as impairment through a provision for loan loss and an increase in the allowance for purchased credit-impaired loans.